Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	13 Property, Plant and Equipment

	Leasehold improvements	Computer equipment	Furniture, fixtures and fittings	Total
	$m	$m	$m	$m
Cost
At 1 January 2023	13.9	25.1	6.1	45.1
Additions on acquisitions	0.5	0.2	0.6	1.3
Additions	3.7	3.5	1.8	9.0
At 1 January 2024	18.1	28.8	8.5	55.4
Additions on acquisitions	—	0.1	—	0.1
Additions	5.6	5.0	1.1	11.7
Disposals	(0.1)	(0.1)	(0.1)	(0.3)
At 31 December 2024	23.6	33.8	9.5	66.9

Depreciation
At 1 January 2023	6.8	22.3	4.2	33.3
Charge for the year	1.5	2.4	1.6	5.5
At 1 January 2024	8.3	24.7	5.8	38.8
Charge for the year	2.5	3.9	0.9	7.3
Disposals	—	—	—	—
At 31 December 2024	10.8	28.6	6.7	46.1

Net book value
At 31 December 2024	12.8	5.2	2.8	20.8

At 31 December 2023	9.8	4.1	2.7	16.6
Property, plant and equipment is measured at cost less accumulated depreciation and impairment.
Depreciation of property, plant and equipment begins when they are available for use (i.e. when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset’s estimated useful life. The estimated useful economic lives of the Group’s property, plant and equipment are:

Leasehold improvements	over the remaining length of the lease or 5 years straight-line, where appropriate
Computer equipment and other hardware	2 to 5 years straight-line
Furniture, fixtures and fittings	2 to 5 years straight-line